Goodwill	12 Months Ended
Dec. 31, 2024
Goodwill [Abstract]
Goodwill
13. Goodwill
As of December 31, 2024, the Company has not recorded impairment of goodwill or tradenames since the recoverable amounts of the Company’s CGUs are estimated to exceed their respective carrying amounts.
Impairment testing of goodwill and tradenames
Goodwill acquired through business combinations and tradenames have been allocated to the following CGUs:

	2024	2023

Mid-Atlantic Business Unit:
Goodwill	$164,768	$164,768
Tradenames	13,980	13,980
Florida Business Unit:
Goodwill	$56,794	$56,794
Total goodwill and tradenames	$235,542	$235,542

Key assumptions
The recoverable amount of all CGUs has been determined based on value-in-use calculations. These calculations use pre-tax cash flow projections based on financial budgets and forecasts approved by Management covering a five-year period. Cash flows beyond the five-year period are extrapolated using the estimated long-term growth rates described below.
The calculation of value-in-use for the Company’s CGUs is most sensitive to the following assumptions:
•Sales volumes;
•Selling prices;
•Long-term growth rates; and
•Discount rates.
The following tables list the assumptions used in each year’s value-in-use calculations:

	2024	2023
Five-year compound annual growth rate - sales volumes
Florida Business Unit	6.4%	5.9%
Mid-Atlantic Business Unit	5.2%	4.1%

Five-year compound annual growth rate - selling prices
Florida Business Unit	1.7%	2.3%
Mid-Atlantic Business Unit	2.8%	2.4%

Long-term growth rate
Florida Business Unit	2.4%	2.4%
Mid-Atlantic Business Unit	2.4%	2.4%
13. Goodwill (continued)
Sales Volumes
Management estimates sales volumes utilizing independent industry forecasts, taking into consideration its position in the market relative to its competitors. Consistent with these independent industry forecasts, Management expects construction spending and sales volumes in its key markets to grow during the 2025-2029 period. At December 31, 2024, the date of the most recent impairment test, the Company assumed a weighted average sales volume compound annual growth rates ranging from 1.6% to 9.6% among its core operating activities of cement, aggregates, and ready-mix concrete for the 2025-2029 period. Lower growth rates were assumed where supply constraints or other limiting external factors are assumed to exist.
Selling Prices
As part of the December 31, 2024 impairment tests, the Company assumed a weighted average net realized selling price compound annual growth rates generally ranging from 0.6% to 3.4% among its core operating activities of cement, aggregates, and ready-mix concrete for the 2025-2029 period. Lower growth rates were assumed where new production capacity in relevant markets is expected to increase competitive supply, while higher growth rates were assumed where structural supply constraints are present.
Long-term Growth Rates
Long-term growth rates are used to extrapolate cash flows beyond the 5-year projection period and are based on published industry research, taking into account demographic trends such as population growth, household formation and economic output (among other factors) in the states where the Company operates. In addition to demographic trends, long-term growth rates consider cement/concrete intensity in construction which has historically varied from state to state based on building codes, availability of raw materials and other factors. At December 31, 2024, long-term growth rates were estimated by management to be 2.4% taking into consideration industry projections, inflation and other economic factors.
Discount Rates
Estimated CGU cash flows are discounted to present value using discount rates reflecting the current market assessment of the risks associated with each CGU. The discount rate calculation is derived from the Company’s weighted average cost of capital and considers both debt and equity funding costs. The cost of equity is derived from the expected return on investment by the Company’s investors while the cost of debt is based on the interest-bearing borrowings the Company is obligated to service. An average pre-tax discount rate of 9.8% and 9.2% was used in the value-in-use calculations at December 31, 2024 and December 31, 2023, respectively.
Sensitivity of recoverable amounts
As part of the December 31, 2024 impairment tests, the Company analyzed the sensitivities of the recoverable amounts to a reasonably possible change in key assumptions. These analyses did not show a situation in which the carrying value of the CGUs would exceed their recoverable amount.